Trade payables and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Disclosure Of Trade Payables And Accrued Liabilities

	March 31, 2026	December 31, 2025
Trade payables	$988,334	$2,025,759
Accruals	681,427	597,130
Total trade payables and accrued liabilities	$1,669,761	$2,622,889